Consolidated Statements of Cash Flows - Supplemental Disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Consolidated Statements of Cash Flows - Supplemental Disclosure
Schedule of reconciliation of liabilities arising from financing activities

Years ended December 31:	2021	2020	2019
Bonds payable, opening balance	$38,053	$35,418	$—
Cash flows	—	—	35,433
Non-cash changes:
Accretion	145	143	533
Cumulative translation adjustments	(2,971)	2,492	(548)
Bonds payable, ending balance (see Note 15)	$35,227	$38,053	$35,418

Years ended December 31:	2021	2020	2019
Lease liabilities, opening balance	$1,175	$1,196	$—
Cash flows	(466)	(510)	(943)
Non-cash changes:
Initial adoption of IFRS 16	—	—	2,911
Additions	84	368	1,583
Dispositions of subsidiaries	—	—	(487)
Accretion	42	59	71
COVID-19 related rent concessions	—	(6)	—
Termination	—	—	(1,809)
Cumulative translation adjustments	(68)	68	(130)
Lease liabilities, ending balance (see Note 14)	$767	$1,175	$1,196